ACQUISITIONS	12 Months Ended
Dec. 31, 2020
ACQUISITIONS
NOTE 7 - ACQUISITIONS

Stock Exchange Agreement – Elite Beverage Holdings Corp.

On February 2, 2018, the Company closed on an Stock Exchange Agreement (“SEA”) with Elite Beverage International Corp. Pursuant to the SEA, we purchased all of Joey Firestone and Jon McKenzie’s 100,000,000 common shares and 10,000,000 preferred shares in Elite Beverage International Corp., which gave the Company ownership of all of its assets and liabilities in exchange for 50,000,000 common shares and 10,000,000 preferred shares of the Company.

Elite Beverage was formed on November 29, 2017 (inception) and is currently producing a first of its kind functional sports beverage. BYLT® (Beyond Your Limit Training) sports drink is the first to combine the benefits of hydration, muscle repair, fat oxidation, and recovery all-in-one great tasting beverage. Whether you are looking to achieve optimal performance on the baseball field, basketball court, soccer field, in the gym or any competitive sport, BYLT® provides the competitive edge every athlete actively seeks. This unique product is designed with scientifically dosed key ingredients to bridge the gap between the current sports drinks filled with sugars that have serve no function, hydration beverages and dietary supplements, without the crash from sugars and jitters from caffeine which eventually leads to a decrease in performance for athletes. BYLT® is not only designed to enhance performance and support the intense physical demand of athletes but be safe and backed by science.

This acquisition was accounted for as an acquisition by entities under common control due to the fact that both Elite Performance Holdings Corp. and Elite Beverage International Corp. were and continue to be commonly held by Joey Firestone and Jon McKenzie. The ownership structure of the Company did not change as a result nor did any of its officer’s change positions.

As the assets acquired were from an entity under common control, the assets from Elite Beverage International Corp. have been combined at historical cost for all periods presented, with no step-up in basis. See below for the recognition entry for the stock issued for the acquisition:

Additional paid-in-capital	6,000
Common stock, based on par value of $0.0001	$(5,000)
Preferred stock, based on par value of $0.0001	$(1,000)

Also pursuant to ASC Section 805-50-45, financial statements and financial information presented for the period ended have been retrospectively adjusted to furnish comparative information. Therefore, the accompanying combined financial statements as of and for the period from January 30, 2018 (inception) to December 31, 2019 present the combined financial position and results of operations of the Company and Elite Beverage International Corp. despite the acquisition occurring on February 2, 2018.

Intercompany transactions occurred on or after January 30, 2018 have been eliminated. Likewise, for the period from January 30, 2018 through February 2, 2018, effects of any intra-entity transactions (between the Company and Elite Beverage International Corp.) have been eliminated, resulting in operations for the period prior to Acquisition date essentially being on the same basis as operations post Acquisition date.